8 INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments Abstract
Schedule of direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments

8.a) Investments in joint ventures, joint operations, associates and other investments

	12/31/2019						12/31/2018
Companies	Participation in					Participation in
	Assets	Liabilities	Shareholders’ equity	Fair Value	Profit / (Loss) for the period	Assets	Liabilities	Shareholders’ equity	Fair Value	Profit / (Loss) for the period
Joint-venture and Joint-operation
MRS Logística S.A.	4,145,205	2,616,218	1,528,987	433,635	187,597	3,125,912	1,693,200	1,432,712	445,383	194,403
MRS - fair value amortization (Note 8.b)					(11,747)					(11,746)
CBSI - Companhia Brasileira de Serviços de Infraestrutura					6,695	25,941	19,997	5,944		4,501
Transnordestina Logística S.A. (*)	4,398,434	3,209,378	1,189,056	271,116	(17,100)	4,065,604	2,883,851	1,181,753	271,116	(20,429)
	8,543,639	5,825,596	2,718,043	704,751	165,445	7,217,457	4,597,048	2,620,409	716,499	166,729
Associates
Arvedi Metalfer do Brasil	44,435	31,712	12,723		(1,682)	40,712	26,308	14,404		(5,087)
	44,435	31,712	12,723		(1,682)	40,712	26,308	14,404		(5,087)
Classified at fair value through profit or loss (note 12 I)
Usiminas								2,250,623
Panatlântica			47,300					28,566
			47,300					2,279,189

Eliminations (Note 8.b)					(38,219)					(28,252)

Other Investiments
Others			157		171			112		2,316
			157		171			112		2,316
Total Investiments in affiliated companies			3,482,974					5,630,613
Total Equity in results of affiliated companies (Note 8.b)					125,715					135,706
Investment properties			101,195
Total Investments			3,584,169					5,630,613

(*) As of December 31, 2019, and 2018, the Fair Value generated in the loss of control of Transnordestina Logística S.A. is R$ 659,105 and impairment of R$ 387,989.

Schedule of changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

Changes of investments balances in joint ventures, joint operations, associates and other investments

		Consolidated
	12/31/2019	12/31/2018
Opening balance of investments	5,630,613	5,499,995
Capital increase	27,909
Dividends (1)	(94,603)	(87,846)
Comprehensive income (2)	(2,592)	272
Equity in results of affiliated companies (3)	175,524	173,145
Receipt arising from the sale of Usiminas’ shares		(39,377)
Update of shares classified at fair value through profit or loss (Note 12 II)	(118,780)	96,133
Reclassification of Usiminas shares	(2,114,620)
Consolidation CBSI (Note 8d)	(8,775)
Amortization of fair value - investment MRS	(11,747)	(11,746)
Others	45	37
Closing balance of investments	3,482,974	5,630,613

(1) In 2019, refers to the allocation of dividends of Itá Energética, CSN Energia, CSN Mineração, Sepetiba Tecon, CBSI – Companhia Brasileira de Serviços de Infraestrutura and joint venture MRS Logística.

(2) Refers to translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on investment hedge from investments accounted for under the equity method.

(3) The table below shows the reconciliation of the equity in results of affiliated companies classified as joint venture and associates and the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies.

Schedule of equity in results
		Consolidated
	12/31/2019	12/31/2018

Equity in results of affiliated companies
MRS Logística S.A.	187,597	194,403
CBSI - Companhia Brasileira de Serviços de Infraestrutura (1)	6,695	4,501
Transnordestina Logística S.A.	(17,100)	(20,429)
Arvedi Metalfer do Brasil S.A.	(1,682)	(5,087)
Others	14	(243)
	175,524	173,145
Eliminations
To cost of sales	(57,908)	(42,806)
To taxes	19,689	14,554
Others
Amortization of fair value – investment in MRS	(11,747)	(11,746)
Others	157	2,559
Equity in results adjusted	125,715	135,706

(1) Refers to the equity in results of affiliated companies until November 30, 2019.

Schedule of joint ventures and joint operations financial information

The balances of the balance sheets and income statements of joint venture and joint operation are presented as follows and refer to 100% of the companies´ results:

			12/31/2019				12/31/2018
	Joint-Venture		Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	47.26%	48.75%	34.94%	50.00%	46.30%	48.75%
Balance sheet
Current assets
Cash and cash equivalents	670,296	17,166	65,793	345,962	2,091	19,234	29,870
Advances to suppliers	20,100	3,240	363	17,750	73	1,734	937
Other current assets	1,326,281	59,405	15,955	736,768	41,284	108,851	16,718
Total current assets	2,016,677	79,811	82,111	1,100,480	43,448	129,819	47,525
Non-current assets
Other non-current assets	789,562	258,391	24,361	804,570	2,111	222,630	25,840
Investments, PP&E and intangible assets	8,316,033	8,968,447	426,403	6,482,292	6,324	8,428,567	457,578
Total non-current assets	9,105,595	9,226,838	450,764	7,286,862	8,435	8,651,197	483,418
Total Assets	11,122,272	9,306,649	532,875	8,387,342	51,883	8,781,016	530,943

Current liabilities
Borrowings and financing	653,784	103,877		422,793	4,350	75,906
Leases	256,034
Other current liabilities	1,561,684	171,821	16,793	1,368,290	33,844	179,816	18,298
Total current liabilities	2,471,502	275,698	16,793	1,791,083	38,194	255,722	18,298
Non-current liabilities
Borrowings and financing	2,369,615	6,084,424		2,111,518	1,262	5,754,073
Leases	1,650,758
Other non-current liabilities	527,871	430,603	16,550	640,535	539	218,839	15,113
Total non-current liabilities	4,548,244	6,515,027	16,550	2,752,053	1,801	5,972,912	15,113
Shareholders’ equity	4,102,526	2,515,924	499,532	3,844,206	11,888	2,552,382	497,532
Total liabilities and shareholders’ equity	11,122,272	9,306,649	532,875	8,387,342	51,883	8,781,016	530,943

	01/01/2019 a 11/30/2019			01/01/2019 a 12/31/2019				01/01/2018 a 12/31/2018
		Joint-Venture		Joint-Operation	Joint-Venture			Joint-Operation
Participação (%)	CBSI	MRS Logística	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	50.00%	34.94%	47.26%	48.75%	34.94%	50.00%	46.30%	48.75%
Statements of Income
Net revenue	267,436	3,200,809		163,048	3,726,448	166,080		166,358
Cost of sales and services	(233,830)	(2,382,828)		(83,129)	(2,476,628)	(142,254)		(77,829)
Gross profit	33,606	817,981		79,919	1,249,820	23,826	-	88,529
Operating (expenses) income	(12,328)	207,840	(18,077)	(62,660)	(313,606)	(10,884)	(18,020)	(60,104)
Financial income (expenses), net	(1,460)	(268,089)	(18,386)	1,183	(151,839)	(179)	(26,103)	(126)
Income before income tax and social contribution	19,818	757,732	(36,463)	18,442	784,375	12,763	(44,123)	28,299
Current and deferred income tax and social contribution	(6,428)	(254,378)		(6,147)	(262,760)	(3,761)		(9,452)
(Loss) profit for the year, net	13,390	503,354	(36,463)	12,295	521,615	9,002	(44,123)	18,847

Schedule of determination of the purchase price

Determination of the purchase price:

Description	R$	Reference
Fair value of the interest held by the acquirer in the acquiree immediately before the combination	8,775	(i)
Amount paid on the acquisition of CBSI	24,000	(ii)
Purchase price considered for the business combination	32,775

i. 50% of the stake held prior to the acquisition;

ii. Total amount paid for another 50% of the CBSI company.

Schedule of business combination

Below are the values resulting from the business combination:

Assumptions	R$
Consideration paid for the acquisition of the remaining 50% interest in CBSI	24,000
Fair value of the stake previously held by CSN	8,775
Total consideration paid for the acquisition of CBSI	32,775
Fair value of CBSI's shareholders' equity on the acquisition date	(17,550)
Goodwill	15,225

Schedule of balance sheet

The balance sheet of the assets acquired, and liabilities assumed on November 29, 2019 is shown below:

ASSETS
Cash and cash equivalents	2,656
Accounts receivable	67,340
Deferred taxes	476
Other assets	11,301
Inventory	16,939
Fixed assets	9,123
Intangible assets	348
Total assets acquired	108,183
LIABILITIES
Borrowings and financing	19,781
Trade payables	15,564
Payroll and related taxes	32,855
Tax payables	1,950
Provisions	5,369
Other liabilities	15,114
Total liabilities assumed	90,633
Equity acquired	17,550

Schedule of assumptions for impairment test

Already with a view to implementing these activities, during 2019 some land and buildings that were classified as fixed assets were reclassified to investment properties as shown below:

			Consolidated
	Land	Buildings	Total
Cost	68,877	53,816	122,693
Accumulated depreciation		(21,498)	(21,498)
Balance at December 31,2019	68,877	32,318	101,195